Inventory, Net (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory Table [Table Text Block]

(dollars in millions)	2019	2018
Raw materials	$2,984	$2,624
Work-in-process	2,586	2,538
Finished goods	3,477	2,919
	$9,047	$8,081